Share-based Payments (Details 1) - Employee Stock Option Plan 2014 [member] - ACTW Option Plan [Member] Numberofunits in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($) Numberofunits
Disclosure of terms and conditions relating to employee stock option plan [Line Items]
Grant date	Sep. 1, 2014
Total number of options issued (units) | Numberofunits	20
Contractual life of options	Sep.1, 2014 – Aug. 31, 2019
Exercisable period	After Aug. 31, 2016
Exercise price (per share) | $	$ 10